Personnel expenses - Pensions (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Personnel expense
Pension expense	kr 0.0	kr 6.0	kr 4.0
Expected weighted average remaining service time for active employees	16 years 7 months 28 days	17 years 6 months 29 days	19 years 26 days
Expected weighted average duration for the present value	19 years 4 months 13 days	17 years 4 months 17 days	20 years 8 months 12 days
Average salary for active employees	kr 0.8	kr 0.8	kr 0.8
Percentage of employees early retirement	20.00%
Retirement age for employees born on or before 1956	61 years
Retirement age for employees born on or after 1967	65 years